Financial Assets at Fair Value Through Comprehensive Income	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value Through Comprehensive Income
14.
Financial Assets at Fair Value Through Comprehensive Income

Financial assets at FVOCI comprise of debt securities where the contractual cash flows are solely principal and interest and the objective of the Group’s business model is achieved by collecting contractual cash flows and selling financial assets. Debt investments at FVOCI were comprised of investments in U.S. treasury bills, listed and unlisted bonds, and unlisted debt securities.

Unlisted debt securities comprise of investments in commercial paper of financial institutions. On disposal of debt investments, any related balance within the FVOCI reserve is reclassified to other gains/(losses) within profit or loss. There were no disposals of debt investments during the six months ended June 30, 2023.

	December 31,	June 30,
	2022	2023
	RMB’000	RMB’000
Non-current assets
U.S. Treasury bills	11,739	-
Listed bonds	54,005	-
	65,744	-
Current assets
U.S. Treasury bills	271,499	157,606
U.S. Government agency bond	8,365	36,724
Listed bonds	52,730	26,935
Unlisted debt securities	178,656	139,714
	511,250	360,979

The following amounts for debt investments at FVOCI were recognized in profit or loss and other comprehensive income, respectively:

	June 30,	June 30,
	2022	2023
	RMB’000	RMB’000
Interest income recognized in profit and loss related to debt investments	1,088	8,998
(Losses)/gains recognized in other comprehensive income related to debt investments	(1,311)	1,533

Information about the methods and assumptions used in determining fair value is provided in Note 3. Impairment on debt investments at FVOCI is measured based on expected losses and changes in credit risk and recognized into profit and loss when determined. As of June 30, 2023, no impairment has been recognized on debt investments at FVOCI. All financial assets at FVOCI are denominated in USD.